INTANGIBLE ASSETS, NET - Amortization expense on intangible assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation expense on property, plant and equipment
Total amortization expense	¥ 1,872,150	¥ 1,978,267	¥ 2,521,709
Cost of revenues
Depreciation expense on property, plant and equipment
Total amortization expense	194,340	194,340	184,906
General and administrative expenses
Depreciation expense on property, plant and equipment
Total amortization expense	¥ 1,677,810	¥ 1,783,927	¥ 2,336,803